MASSACHUSETTS FINANCIAL SERVICES COMPANY
             500 BOYLSTON STREET o BOSTON o MASSACHUSETTS 02116-3741
                                 617 o 954-5000



                                        April 12, 2002



VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


     Re: MFS(R)Series Trust I (File Nos. 33-7638 and 811-4777), on Behalf of MFS(R)Strategic Growth Fund and MFS(R)New Discovery Fund; MFS(R)Series Trust II (File Nos. 33-7637 and 811-4775), on Behalf of MFS(R) Emerging Growth Fund; MFS(R)Series Trust IV (File Nos. 2-54607 and 811-2594), on Behalf of MFS(R)Mid Cap Growth Fund; MFS(R)Series Trust V (File Nos. 2-38613 and 811-2031), on Behalf of MFS(R)Total Return Fund and MFS(R)Research Fund; MFS(R)Series Trust VI (File Nos. 33-34502 and 811-6102), on Behalf of MFS(R)Global Equity Fund; MFS(R)Series Trust VII (File Nos. 2-68918 and 811-3090), on Behalf of MFS(R)Capital Opportunities Fund; MFS(R)Series Trust VIII (File Nos. 33-37972 and 811-5262), on Behalf of MFS(R)Global Growth Fund; MFS(R)Series Trust IX (File Nos. 2-50409 811-2464), on Behalf of MFS(R)Bond Fund and MFS(R)Limited Maturity Fund; Massachusetts Investors Growth Stock Fund (File Nos. 2-14677 and 811-859); and Massachusetts Investors Trust (File Nos. 2-11401 and 811-203) (together, the "Trusts")

Ladies and Gentlemen:

     This letter serves as notification of the existence of a Spanish language version of the Supplement dated March 1, 2002 as revised March 5, 2002 to the current Statement of Additional Information - Part II of the above-named funds. The Supplement was filed electronically with the Securities and Exchange Commission on March 6, 2002, pursuant to Rule 497(e) under the Securities Act of 1933 (EDGAR Accession No. 0000912938-02-000297).

     Pursuant to Rule 306(a) of Regulation S-T, I hereby represent, to the best of my knowledge, that the Supplement filed as described above is a fair and accurate English translation of the corresponding foreign language document.

     Please call the undersigned at (617) 954-5182 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        JAMES R. BORDEWICK, JR.
                                        James R. Bordewick, Jr.
                                        Assistant Secretary and Assistant Clerk
                                        of the Trusts